Disclosure of detailed information about changes in fair value of investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance - January 1	$ 10,935
Balance - December 31	8,092	$ 10,935
Level 3 [Member]
Statement [Line Items]
Balance - January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercised	(14,170)	(311)
Balance - December 31	8,092	10,935
Level 3 [Member] | Investments exercised [Member]
Statement [Line Items]
Change in fair value	3,148	271
Level 3 [Member] | Investments expired [Member]
Statement [Line Items]
Change in fair value	(30)	(88)
Level 3 [Member] | Investments held at the end of the period [Member]
Statement [Line Items]
Change in fair value	$ (1,453)	$ 6,207